IMPAIRMENT TESTING - Summary of Impairment Testing (Details) $ in Millions	Dec. 31, 2023 USD ($) item ozt	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Excess values (recoverable amount less carrying amount)	$ 9.8	$ 3.2
Tanker fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount	3,495.0	2,647.0	$ 2,302.0
Excess values (recoverable amount less carrying amount)	952.1	784.0	269.0
Main Fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount	3,495.0	2,647.0	2,276.0
Excess values (recoverable amount less carrying amount)	952.1	784.0	269.0
Handysize
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount	0.0	0.0	26.0
Excess values (recoverable amount less carrying amount)	$ 0.0	$ 0.0	$ 0.0
Number of vessels	2		2
Handysize | Bottom of range
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Cargo carrying capacity per vessel | ozt	35,000
Handysize | Top of range
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Cargo carrying capacity per vessel | ozt	37,000